Financial instruments (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Financial instruments [Line Items]
Tax ID No.	77.114.779-8	N/A
Country		Chile
Notional amounts	$ 43,396	$ 39,031	$ 51,584
Borrowing costs	(2,802)	(2,250)
Bank borrowings [Member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	85	82
Borrowing costs	0	0
Total	85	82
Bank borrowings [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	85	0
Bank borrowings [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	$ 0	$ 82
Bank borrowing One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.
Country	Chile
Tax ID No.	O-E
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country	USA
Currency or adjustment index	US$
Payment of interest	Upon maturity
Repayment	05/31/2022
Effective rate	0.82%
Nominal rate	1.36%
Bank borrowing Three [Member]
Financial instruments [Line Items]
Company	SQM S.A.	SQM S.A.
Country		Chile
Tax ID No.		O-E
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country		USA
Currency or adjustment index		US$
Repayment		Upon maturity
Borrowings Expiration Date		May 31, 2022
Effective rate		1.00%
Nominal rate		1.36%
Notional amounts	$ 0	$ 0
Current amounts	85	82
Borrowing costs	0	0
Total	85	82
Bank borrowing Three [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	85	0
Bank borrowing Three [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	$ 0	$ 82